Subsidiaries	12 Months Ended
Jun. 30, 2026
Subsidiaries [Abstract]
SUBSIDIARIES
33.	SUBSIDIARIES

		Ownership Interest
	Country of Incorporation	30 June 2026%	30 June 2025%
Parent
Critical Metals Corp	British Virgin Islands
Subsidiaries
European Lithium AT (Investments) Ltd	British Virgin Islands	100	100
ECM Lithium AT GmbH	Austria	100	100
ECM Lithium AT Operating GmbH	Austria	100	100
Sizzle Acquisition Corp	USA	100	100
Critical BTC LLC	USA	100	100
Tanbreez Mining Greenland A/S	Greenland	92.5	-